AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investments

August 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 97.1%
Long-Term Municipal Bonds – 96.0%
New Jersey – 75.2%
City of Jersey City NJ Series 2017A 5.00%, 11/01/2031-11/01/2037	$1,500	$1,852,345
City of Ocean City NJ 2.25%, 09/15/2032	1,825	1,910,757

County of Hudson NJ (County of Hudson NJ) Series 2016 5.00%, 05/01/2036	2,400	2,899,296
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,590,002
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016A 5.00%, 06/01/2041	1,000	1,073,660
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 03/01/2030	4,000	4,289,880
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	1,000	1,094,010
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,141,320
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	1,000	1,107,080
5.50%, 01/01/2027	1,000	1,126,170
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	2,000	2,164,480
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	2,126,154
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	1,165	1,191,667
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015H 5.00%, 07/01/2034	2,500	2,852,000
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020A 5.00%, 07/01/2045	2,000	2,393,520

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority Series 2013 5.25%, 07/01/2031 (Pre-refunded/ETM)	$320	$361,408
AGC Series 2004A 5.25%, 07/01/2023 (Pre-refunded/ETM)	2,085	2,376,942
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008A 5.125%, 07/01/2022	45	45,165
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017A 5.00%, 07/01/2035	1,950	2,365,077
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 07/01/2035	1,835	2,192,898
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2016A 5.00%, 07/01/2033	1,000	1,181,780
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028-06/15/2029	2,750	3,202,857
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015A 5.25%, 06/15/2041	1,250	1,384,238
Series 2018A 5.00%, 12/15/2035	1,750	2,042,985
New Jersey Turnpike Authority Series 2019A 5.00%, 01/01/2048	680	818,271
North Hudson Sewerage Authority/NJ NATL Series 2001A Zero Coupon, 08/01/2024 (Pre-refunded/ETM)	2,625	2,542,260
Rahway Valley Sewerage Authority (The) NATL Series 2005A Zero Coupon, 09/01/2035	3,445	2,486,119
Tobacco Settlement Financing Corp. Series 2018B 5.00%, 06/01/2046	2,040	2,309,545
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003A 5.25%, 08/15/2023	1,220	1,224,953
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/2031	3,060	3,196,017

		57,542,856

	Principal Amount (000)	U.S. $ Value
Albama – 0.1%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	$100	$109,369

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	145	182,556

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	100	112,539

Guam – 2.2%
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	805	926,558
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2046	720	789,336

		1,715,894

Idaho – 1.5%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2014 5.00%, 07/15/2031	1,000	1,117,390

Illinois – 1.9%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	305	348,792
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/2045	1,000	1,076,850

		1,425,642

Louisiana – 0.2%
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 10/01/2040(a)	100	118,718

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	50	52,440

	Principal Amount (000)	U.S. $ Value
Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	$500	$67,755

New York – 8.8%
Port Authority of New York & New Jersey Series 2012 5.00%, 07/15/2030	3,250	3,427,970
Series 2014 5.00%, 09/01/2031	1,100	1,261,062
Port Authority of New York & New Jersey (JFK International Air Terminal LLC) NATL Series 1997 5.75%, 12/01/2022	2,010	2,036,954

		6,725,986

North Dakota – 0.3%
County of Grand Forks ND (Red River Biorefinery LLC) 5.75%, 09/15/2028	265	241,399

Ohio – 1.2%
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	605	664,465
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	280	282,100

		946,565

Puerto Rico – 1.8%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	155	169,007
NATL Series 2007V 5.25%, 07/01/2029	155	159,283
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	100	107,574
AGC Series 2007N 5.25%, 07/01/2036	165	178,664
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	300	309,750
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	104	82,447
Series 2019A 4.329%, 07/01/2040 5.00%, 07/01/2058	70 285	73,325 303,582

		1,383,632

	Principal Amount (000)	U.S. $ Value
South Carolina – 0.9%
South Carolina Public Service Authority Series 2016B 5.00%, 12/01/2041	$570	$673,062

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	145	138,655
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	260	149,560

		288,215

Texas – 0.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	245	259,009

Washington – 0.3%
Kalispel Tribe of Indians Series 2018B 5.25%, 01/01/2038(a) (b)	210	234,721

Wisconsin – 0.3%
UMA Education, Inc. 5.00%, 10/01/2034(a)	200	212,902

Total Long-Term Municipal Bonds (cost $68,640,909)		73,410,650

Short-Term Municipal Notes – 1.1%
Texas – 1.1%
State of Texas 4.00%, 08/26/2021(b) (cost $855,417)	825	855,781

Total Municipal Obligations (cost $69,496,326)		74,266,431

	Shares
SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(c) (d) (e) (cost $2,071,853)	2,071,853	2,071,853

U.S. $ Value

Total Investments – 99.8% (cost $71,568,179)(f)	$76,338,284
Other assets less liabilities – 0.2%	173,758

Net Assets – 100.0%	$76,512,042

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,640	01/15/2028	0.735%	CPI#	Maturity	$148,523	$—	$148,523
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	101,669	—	101,669
USD	110	01/15/2030	1.714%	CPI#	Maturity	1,819	—	1,819
USD	110	01/15/2030	1.731%	CPI#	Maturity	1,610	—	1,610
USD	515	01/15/2030	1.572%	CPI#	Maturity	16,629	—	16,629
USD	515	01/15/2030	1.587%	CPI#	Maturity	15,776	—	15,776

						$286,026	$—	$286,026

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,640	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$60,078	$—	$60,078
USD	3,430	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	86,923	—	86,923
USD	249	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	11,923	—	11,923
USD	561	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	28,314	—	28,314
USD	1,600	01/15/2030	3 Month LIBOR	0.647%	Quarterly/ Semi-Annual	(3,239)	—	(3,239)
USD	400	04/16/2049	3 Month LIBOR	2.746%	Quarterly/ Semi-Annual	175,493	—	175,493

						$359,492	$—	$359,492

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,062	09/20/2020	2.263%	CPI#	Maturity	$(59,124)	$—	$(59,124)
Barclays Bank PLC	USD	2,721	10/15/2020	2.208%	CPI#	Maturity	(44,689)	—	(44,689)
Barclays Bank PLC	USD	1,568	10/15/2020	2.210%	CPI#	Maturity	(25,833)	—	(25,833)
Citibank, NA	USD	1,980	10/17/2020	2.220%	CPI#	Maturity	(32,917)	—	(32,917)

							$(162,563)	$—	$(162,563)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA*	Quarterly	$(69,367)	$—	$(69,367)
Citibank, NA	USD	1,235	10/09/2029	1.120%	SIFMA*	Quarterly	(68,745)	—	(68,745)

							$(138,112)	$—	$(138,112)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate market value of these securities amounted to $1,585,784 or 2.1% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,706,623 and gross unrealized depreciation of investments was $(591,675), resulting in net unrealized appreciation of $5,114,948.

As of August 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 22.5% and 6.6%, respectively.

Glossary:
AGC – Assured Guaranty Corporation
AGM – Assured Guaranty Municipal
COP – Certificate of Participation
CPI – Consumer Price Index
ETM – Escrowed to Maturity
LIBOR – London Interbank Offered Rate
NATL – National Interstate Corporation

AB Municipal Income Fund II

AB New Jersey Portfolio

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$73,410,650	$—	$73,410,650
Short-Term Municipal Notes	—	855,781	—	855,781
Short-Term Investments	2,071,853	—	—	2,071,853

Total Investments in Securities	2,071,853	74,266,431	—	76,338,284
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	286,026	—	286,026
Centrally Cleared Interest Rate Swaps	—	362,731	—	362,731
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(3,239)	—	(3,239)
Inflation (CPI) Swaps	—	(162,563)	—	(162,563)
Interest Rate Swaps	—	(138,112)	—	(138,112)

Total	$2,071,853	$74,611,274	$—	$76,683,127

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2020 is as follows:

Portfolio	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$3,258	$1,186	$2,072	$0	**

**	Amount less than $500.